Stockholders’ Deficit and Stock-Based Compensation - Additional Information (Details)			1 Months Ended				9 Months Ended		12 Months Ended
	Oct. 18, 2024 USD ($) $ / shares	Feb. 15, 2022 $ / shares shares	Feb. 29, 2024 shares	Dec. 31, 2023 $ / shares shares	Nov. 30, 2023 shares	Aug. 31, 2022 shares	Sep. 30, 2024 USD ($) $ / shares shares	Sep. 30, 2023 USD ($) $ / shares shares	Dec. 31, 2023 $ / shares shares	Dec. 31, 2022 USD ($) item $ / shares shares	Oct. 30, 2023 USD ($) shares	Oct. 23, 2023 $ / shares	Oct. 02, 2023 USD ($) shares	Aug. 29, 2023 $ / shares	Jun. 30, 2023 $ / shares shares	Mar. 31, 2023 $ / shares shares
Subsidiary, Sale of Stock [Line Items]
Preferred stock authorized (in shares)				10,000,000			10,000,000		10,000,000
Preferred stock par value (in dollar per share) | $ / shares				$ 0.001			$ 0.001		$ 0.001
Warrants issued (in shares)											1,004,148
Warrants fair value | $							$ 0	$ 3,540,000		$ 0
Warrant price in cash (in dollars per share) | $ / shares														$ 1.20
Number of warrants tendered (in shares)													2,213,652
Purchase price of warrants | $											$ 400,000		$ 2,700,000
Redemption price per warrant (in dollars per share) | $ / shares												$ 0.35
Restricted Stock Units (RSUs)
Subsidiary, Sale of Stock [Line Items]
Vesting period (in years)							3 years
Weighted-average period over which unamortized stock-based compensation expense will recognized (in years)							1 year 2 months 23 days
Number of shares withheld (in shares)							98,036
Unrecognized stock-based compensation related to unvested RSUs | $							$ 500,000
2022 Omnibus Plan
Subsidiary, Sale of Stock [Line Items]
Number of shares reserved for issuance (in shares)							1,500,000
Stock-based compensation recognized | $							$ 800,000	$ 500,000
2022 Omnibus Plan | Stock Options
Subsidiary, Sale of Stock [Line Items]
Vesting period (in years)							3 years
Contractual period (in years)							10 years
Unrecognized stock-based compensation related to unvested stock options | $							$ 200,000
Number of shares related to unvested stock options (in shares)							168,315
Weighted-average period over which unamortized stock-based compensation expense will recognized (in years)							1 year 2 months 12 days
New Circle Principal Investments LLC | Subsequent Event
Subsidiary, Sale of Stock [Line Items]
Share purchase agreement, maximum amount | $	$ 20,000,000
Share purchase agreement, maximum issuable amount, percent	19.99%
Legal fees | $	$ 100,000
Share purchase agreement, commitment fee | $	$ 150,000
Measurement Input, Discount Rate
Subsidiary, Sale of Stock [Line Items]
Measurement input							0.0194			0.0194
Measurement Input, Expected Term
Subsidiary, Sale of Stock [Line Items]
Warrants exercisable term (in years)							5 years
Measurement input | item										5
Measurement Input, Price Volatility
Subsidiary, Sale of Stock [Line Items]
Measurement input							0.66			0.66
Measurement Input, Expected Dividend Rate
Subsidiary, Sale of Stock [Line Items]
Measurement input							0			0
Warrants to Purchase Common Stock
Subsidiary, Sale of Stock [Line Items]
Stock and warrants issued during period, shares, options exercised (in shares)			10,500		10,500
IPO
Subsidiary, Sale of Stock [Line Items]
Number of shares of common stock (in shares)		1
Units issued in IPO (in shares)		2,800,000
Number of warrants to purchase each share (in shares)		1
Warrants exercise price (in dollars per share) | $ / shares		$ 5.50
Warrants exercisable term (in years)		5 years
Over-Allotment Option
Subsidiary, Sale of Stock [Line Items]
Term of underwriters (in days)		45 days
Purchase option - number of additional units (in shares)		140,000
Exercise price of additional units (in dollars per share) | $ / shares		$ 6.60
Public offering price per unit sold (as percent)		120.00%
Stock and warrants issued during period, shares, options exercised (in shares)			70,000		70,000
Over-Allotment Option | Maximum
Subsidiary, Sale of Stock [Line Items]
Warrants issued (in shares)		420,000
Class A Common Stock
Subsidiary, Sale of Stock [Line Items]
Common stock, authorized (in shares)				160,000,000			160,000,000	160,000,000	160,000,000	160,000,000					160,000,000	160,000,000
Common stock, par value (in dollars per share) | $ / shares				$ 0.001			$ 0.001	$ 0.001	$ 0.001	$ 0.001					$ 0.001	$ 0.001
Class A Common Stock | New Circle Principal Investments LLC | Subsequent Event
Subsidiary, Sale of Stock [Line Items]
Common stock, par value (in dollars per share) | $ / shares	$ 0.001
Class A Common Stock | Over-Allotment Option
Subsidiary, Sale of Stock [Line Items]
Warrants exercise price (in dollars per share) | $ / shares		$ 0.012
Warrants issued (in shares)		420,000
Purchase option - number of warrants (in shares)		21,000
Public offering price per warrant sold (as percent)		120.00%
Class B Common Stock
Subsidiary, Sale of Stock [Line Items]
Common stock, authorized (in shares)				20,000,000			20,000,000	20,000,000	20,000,000	20,000,000					20,000,000	20,000,000
Common stock, par value (in dollars per share) | $ / shares				$ 0.001			$ 0.001	$ 0.001	$ 0.001	$ 0.001					$ 0.001	$ 0.001
DDH LLC
Subsidiary, Sale of Stock [Line Items]
Noneconomic voting rights (as percent)							100.00%
DDM | Class A Common Stock
Subsidiary, Sale of Stock [Line Items]
Number of units exchanged (in shares)				410,000		100,000			410,000	100,000
Number of shares of common stock (in shares)				1					1
DDM | Class B Common Stock
Subsidiary, Sale of Stock [Line Items]
Number of shares of common stock (in shares)				10,868,000			10,868,000		10,868,000